Commodity Derivative Gains (Losses) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Unrealized gains (losses)	$ (269.6)	$ 439.4
Commodity derivative losses	(61.0)	(56.4)
Commodity contracts
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Realized gains (losses)	43.4	(259.8)
Unrealized gains (losses)	$ (104.4)	$ 203.4